Related party transactions - Key management remuneration (Details) R in Thousands	12 Months Ended
	Jun. 30, 2022 ZAR (R) person	Jun. 30, 2021 ZAR (R) person	Jun. 30, 2020 ZAR (R) person
Executive Directors
Disclosure of transactions between related parties
Salary	R 26,980
Retirement funding	764
Other benefits	2,948
Annual incentives	22,691
Total short-term benefits	53,383	R 65,493	R 22,944
Long-term incentive rights vested	30,850	4,824	2,657
Share-based payment	14,000
Prescribed Officers
Disclosure of transactions between related parties
Salary	38,060
Retirement funding	5,312
Other benefits	16,751
Annual incentives	28,349
Total short-term benefits	88,472	92,817	52,142
Long-term incentive rights vested	R 50,512	R 6,735	R 4,201
Number of members | person	8	7	6
Share-based payment	R 32,000
Non-executive Directors
Disclosure of transactions between related parties
Board meeting fees	22,787
Lead Director fees	758
Committee fees	6,861
Ad hoc Special Board Committee Meeting	0
Total non-executive Director remuneration	R 30,406	R 33,540	R 39,743